SHARE BASED COMPENSATION	12 Months Ended
Dec. 31, 2019
SHARE BASED COMPENSATION
SHARE BASED COMPENSATION

13. SHARE‑BASED COMPENSATION

The Group implemented a share incentive plan in June 2014 (the “2014 Plan”) which allows the Group to grant options and restricted share units to employees, directors and consultants of the Group. Under the 2014 Plan, the maximum aggregate number of shares that may be issued shall not exceed 187,697,314 ordinary shares.

In relation with the Re‑domiciliation, the Company adopted the 2018 share incentive plan, which was approved by the board of directors of the Company to replace the previous 2014 share incentive plan created in June 2014 of the Group. The terms of the 2018 share incentive plan are substantially the same as those under the 2014 share incentive plan, except that the number of options and restricted share units and exercise price were adjusted on a diluted basis in accordance to the number of shares of the Company upon the Re‑domiciliation. The awards granted and outstanding under the 2014 share incentive plan survived and remained effective and binding under the 2018 share incentive plan. In December 2018, the Board of Directors of the Company approved to expand the aggregate number of shares that may be issued to not exceed 254,697,314 ordinary shares.

In March 2019, the Group implemented the 2019 Performance Incentive Plan (the “2019 Plan”), which was approved by the board of directors of the Company to grant a maximum number of 52,000,000 ordinary shares under the 2019 Plan.

Share options

The Company has granted service-based share options, which will vest and become exercisable in three instalments, with 50% of the total number of ordinary shares subject to such option becoming vested and exercisable on the second anniversary of the vesting commencement date, and 25% becoming vested and exercisable on each of the third and fourth anniversary of the vesting commencement date. The grant date of the share options is the vesting commencement date. The Company also has granted performance-based share options with performance conditions included semi-annual performance results and operating and financial results of the Company. The performance-based share options will commence to vest once the performance conditions are been satisfied. Upon termination of employment, all the options that have not been vested will be forfeited. The terms of the options shall not exceed ten years from the date of grant. In addition, the company has the right to purchase:

1.

upon termination for death, disability or retirement, the employees’ vested and/or exercised options at a price of 50% of the fair market value as of the latest practicable date prior to the termination, within 6 months from the employees’ termination;

2.	upon dismissal for cause, all the employees’ vested and/or exercised option at a purchase price equals to the exercise price the employees paid to the Company;
3.

upon other terminations of employment, the employees’ vested and/or exercised option at a price of 30% of the fair market value as of the latest practicable date prior to the termination, within 6 months from the employees’ termination.

As the terms permit the Company to purchase these share options at an amount that is equal to or less than the fair value, the Company evaluates the classification for each awards upon the occurrence of each employment termination. The termination of employees have been insignificant for all periods presented. As of December 31, 2018 and 2019, the share option award is classified as equity.

The Group calculated the estimated fair value of the options on the respective grant dates using the binomial‑lattice option valuation model with the following assumptions for each applicable period which took into account variables such as volatility, dividend yield, and risk‑free interest rate, the probability that the option will be exercised prior to the end of its contractual life, and the probability of termination or retirement of the option holder in computing the value of the option.

The fair value of the options granted was estimated on the date of grant that prepared by the management with the assistance of an independent third‑party appraiser, and was determined using a binomial model with the following assumptions:

	Fair value per
	ordinary share	Exercise	Expected	Contractual	Risk‑free	Expected
	at grant date(1)	price(2)	volatility(3)	life(4)	interest rate(5)	dividend(6)
	US$	US$
Granted in 2014	0.008	0.00001	40%	10 years	3.0-3.1%	0.0
Granted in 2015	0.008-0.016	0.00001	39%	10 years	2.5-3.1%	0.0
Granted in 2016	0.019-0.030	0.00001	39%	10 years	2.3-3%	0.0
Granted in 2017	0.034-0.059	0.00001-0.040	39%	10 years	3.0-3.2%	0.0
Granted in 2018	0.147-0.405	0.0001-0.200	35-38%	10 years	3.1-3.8%	0.0
Granted in 2019	0.274-0.484	0.00001-0.274	37-39%	10 years	3.0-3.4%	0.0
(1)

Fair value of underlying ordinary shares. Prior to the completion of initial public offering, the estimated fair value of the ordinary shares underlying the options as of the respective grant dates was determined based on a valuation with the assistance of a third party appraiser. The fair value of the underlying ordinary shares is determined based on the closing market price of the share after the completion of initial public offering in March 2019.

(2)	Exercise price. The exercise price of the options was determined by the Company’s Board of Directors.
(3)

Volatility. The volatility of the underlying ordinary shares was estimated based on the historical share price movement of the comparable companies for the period of time close to the expected time to exercise.

(4)	Contractual life. The contractual life of the share options was the period between the grant date and the expiry date.
(5)	Risk free rate. Risk free rate is estimated based on market yield of U.S. Sovereign Curve with maturity close to the share options as of the valuation date, plus country spread.
(6)	Expected dividend. The Company does not expect to declare any dividends in the foreseeable future.

A summary of the Company’s share option activities for the year ended December 31, 2019 is presented below:

Service-based share options:

		Weighted	Weighted
	Number of	average	average	Aggregate
	share	exercise	remaining	intrinsic
	options	price	contractual life	value
		US$	Years	US$
Outstanding as of January 1, 2019	136,028,000	0.01666	7.27	74,861,376
Granted	14,159,744	0.25409
Exercised	(82,857,500)	0.00001
Forfeited	(8,455,000)	0.05521
Outstanding as of December 31, 2019	58,875,244	0.05868	8.11	10,478,715

The aggregate intrinsic value is calculated as the difference between the exercise price of the awards and the fair value of the underlying ordinary shares at each reporting date, for those awards that had exercise price below the estimated fair value of the relevant ordinary shares.

The Group recognized share-based compensation expenses for service-based share options at US$345,203,  US$1,522,271 and US$2,231,270 for the years ended December 31, 2017, 2018 and 2019, respectively. As of December 31, 2019, total unrecognized share-based compensation expenses relating to these share options was US$6,015,195. The expense is expected to be recognized over a weighted-average period of 2.7 years.

Performance-based share options:

	Number of	Weighted	Weighted average	Aggregate
	share	average	remaining	intrinsic
	options	exercise price	contractual life	value
		US$	Years	US$
Outstanding as of January 1, 2019	—	—	—	—
Granted	47,108,000	0.00524
Forfeited	(10,050,000)	0.00137
Outstanding as of December 31, 2019	37,058,000	0.00629	9.01	8,537,131

The Group recognized share-based compensation expenses for performance-based share options when it is probable that the performance condition will be achieved. For the years ended December 31, 2017, 2018 and 2019, nil,  nil and US$7,866 of share-based compensation expenses were recorded, respectively. As of December 31, 2019, total unrecognized share-based compensation expenses relating to these share options was US$17,627,760. The expense is expected to be recognized over a weighted-average period of 4.0 years.

RSUs

During the years ended December 31, 2017, 2018 and 2019, the Company granted nil, 10,200,000 and 20,019,012 service-based RSUs and performance-based RSUs to certain management and employees, respectively. The RSUs are not transferable and may not be sold or pledged and the holder has no voting or dividend right on the non vested shares. In the event a non vested shareholder’s employment for the Group is terminated for any reason prior to the fourth anniversary of the grant date, the holder’s right to the non vested shares will terminate effectively. The outstanding RSUs shall be automatically terminate and be cancelled without payment of any consideration. In addition, the RSUs has substantially the same terms as the options described above. The fair value of such RSUs is measured at the fair value of the Company’s ordinary shares on the grant date.

A summary of the Company’s RSU activities for the year ended December 31, 2019 is presented below:

Service-based RSUs:

		Weighted-Average
	Number of Units	Grant-Date Fair Value
		US$
Unvested as of January 1, 2019	10,800,000	0.33
Granted	18,319,012	0.35
Exercised	(2,162,032)	0.47
Forfeited	—
Unvested as of December 31, 2019	26,956,980	0.36

The Group recognized share-based compensation expenses for service-based RSUs at US$4,497,  US$324,565 and US$1,685,646 for the years ended December 31, 2017, 2018 and 2019, respectively. As of December 31, 2019, total unrecognized share-based compensation expenses relating to these RSUs was US$7,803,087. The expense is expected to be recognized over a weighted average period of 3.3 years.

Performance-based RSUs:

		Weighted-Average
	Number of Units	Grant-Date Fair Value
		US$
Unvested as of January 1, 2019	—	—
Granted	1,700,000	0.40
Exercised	(250,000)	0.48
Forfeited	—
Unvested as of December 31, 2019	1,450,000	0.38

The Group recognizes share-based compensation expenses for performance-based RSUs when it is probable that the performance condition will be achieved. For the years ended December 31, 2017, 2018 and 2019, nil,  nil and US$137,818 of share-based compensation expenses were recorded, respectively. As of December 31, 2019, total unrecognized share-based compensation expenses relating to these RSUs was US$511,464. The expense is expected to be recognized over a weighted-average period of 3.7 years.